SCHEDULE OF STOCK BASED COMPENSATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Stock based compensation	$ 1,520	$ 1,450
Expensed [member]
IfrsStatementLineItems [Line Items]
Stock based compensation	790	277
Capitalized [member]
IfrsStatementLineItems [Line Items]
Stock based compensation	$ 140	$ 29